SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Business Acquisition, Pro Forma Information
The pro-forma financial information is not necessarily indicative of the results of operations had the acquisition been effective as of this date.

(Dollars in thousands)
Pro-Forma
December 31, 2016
(unaudited)

Net interest income	$49,639
Non-interest income	13,461
Total revenue	63,100
Income before income taxes	$15,171